Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the years ended December 31, 2018, 2019 and 2020.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues
Learning services	398,186	699,826	2,154,669
Learning products	30,530	152,044	539,962
Online marketing services	302,882	453,013	472,884

Total net revenues	731,598	1,304,883	3,167,515

Cost of revenues
Learning services	314,625	513,060	1,010,364
Learning products	20,502	107,609	355,970
Online marketing services	180,006	313,592	346,895

Total cost of revenues	515,133	934,261	1,713,229

Gross margin
Learning services	21%	27%	53%
Learning products	33%	29%	34%
Online marketing services	41%	31%	27%
Total gross margin	30%	28%	46%